INCOME TAXES	12 Months Ended
Aug. 31, 2019
Notes to Financial Statements [Abstract]
INCOME TAXES [Text Block]

20. INCOME TAXES

The income taxes shown in the consolidated earnings differ from the amounts obtained by applying statutory rates to the earnings before provision for income taxes due to the following:

	2019	2018	2017

Loss before income taxes	$16,670	$40,024	$588,716

Income tax recovery at statutory rates	(4,503)	(10,941)	(153,066)
Difference of foreign tax rates	(2)	(231)	(11,774)
Non-deductible expenses and non-taxable portion of capital gains	1,316	358	158,059
Changes in unrecognized deferred tax assets and other	3,295	10,814	8,436
Income tax expense (recovery)	106	-	1,655

Income tax expense (recovery) consists of:
Current income taxes	$-	$-	$-
Deferred income taxes	106	-	1,655
	$106	$-	$1,655

The gross movement on the net deferred income tax account is as follows:
	2019	2018	2017
Deferred tax liability at the beginning of the year	$-	$-	$-
Tax recovery relating to the loss (income) from continuing operations		(15,527)	(1,655)
Tax (expense) recovery relating to components of other comprehensive income	(106)	-	1,655
Tax (expense) recovery recorded in deficit	(106)	15,527	-
Deferred tax liability at the end of the year	$-	$-	$-

The significant components of the Company's net deferred income tax liabilities are as follows:

	2019	2018	2017
Convertible notes	$(1,024)	-	$-
Loans payable	(339)	-	-
Mineral properties	(2,354)	(2,434)	(4,635)
Loss carry-forwards	3,717	2,434	4,635
	$-	$-	$-

              Unrecognized deductible temporary differences, unused tax losses and unused tax credits are attributed to the following:

	2019	2018	2017
Tax Losses:
Operating loss carry-forwards - Canada	$125,851	$106,058	$85,898
Operating loss carry-forwards - South Africa	28,925	23,026	204,500
Net capital loss carry-forwards	204	621	-
	$154,980	$129,705	$290,398

Temporary Differences:
Mineral properties	$7,526	$7,664	$305,515
Financing Costs	13,357	18,831	16,481
Property, plant and equipment	807	735	692
Other	381	254	368
	$22,071	$27,484	$323,056

Investment Tax Credits:	$312	$318	$331

The Company's Canadian operating loss carry-forwards expire between 2026 and 2039.  The Company's South African operating loss carry-forwards do not expire.  The Company's Canadian unused investment tax credit carry-forwards expire between 2029 and 2035. The Company's Canadian net capital loss carry-forwards do not expire.